Goodwill (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill, Period Increase (Decrease)	$ 0	$ 0
Goodwill Impairment	$ 0	0
Athlon Energy Inc [Member]
Goodwill, Acquired During Period		1,724,000,000
Bighorn Assets [Member]
Goodwill allocated to divestiture		257,000,000
Jonah Assets [Member]
Goodwill allocated to divestiture		68,000,000
PrairieSky Royalty Ltd [Member]
Goodwill allocated to divestiture		$ 39,000,000